Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Forfeiture shares, no par value (in Dollars per share)	$ 0	$ 0
Forfeiture shares, authorized	1,006,250	1,006,250
Forfeiture shares, issued	1,006,250	1,006,250
Forfeiture shares, outstanding	1,006,250	1,006,250
Ordinary shares, no par value (in Dollars per share)	$ 0	$ 0
Ordinary shares, shares authorized	700,000,000	700,000,000
Ordinary shares, shares issued	101,843,066	101,843,066
Ordinary shares, shares outstanding	98,876,266	98,876,266